February 11, 2010

Dreyfus Investment Funds
-Dreyfus/Standish Global Fixed Income Fund

Supplement to Statement of Additional Information (the “SAI”)
dated December 1, 2009

     The following information supplements the information contained in the section of the Fund’s SAI entitled “Management Arrangements-Portfolio Management”:

     Brendan Murphy is an additional portfolio manager of Dreyfus/Standish Global Fixed Income Fund.

February 11, 2010

Dreyfus Investment Funds
-Dreyfus/Standish International Fixed Income Fund

Supplement to Statement of Additional Information (the “SAI”)
dated May 1, 2009

     The following information supplements the information contained in the section of the Fund’s SAI entitled “Management Arrangements-Portfolio Management”:

     Brendan Murphy is an additional portfolio manager of Dreyfus/Standish International Fixed Income Fund.

February 11, 2010

Dreyfus Investment Funds
-Dreyfus/Standish Fixed Income Fund
-Dreyfus/Standish Global Fixed Income Fund
-Dreyfus/Standish International Fixed Income Fund

Supplement to Statement of Additional Information (the “SAI”)
dated May 1, 2009

Dreyfus/Standish Global Fixed Income Fund (the “Fund”) is no longer offered in this SAI. Please refer to the Fund’s SAI dated December 1, 2009, which is available upon request.